SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
Securities Repurchase Programs
On November 18, 2015, the Company’s Board of Directors approved a securities repurchase program (the “2015 Securities Repurchase Program”). Under the 2015 Securities Repurchase Program, which commenced on November 21, 2015, the Company could make purchases of up to $3,000 million of its convertible notes, senior notes, common shares and/or other future debt or shares, subject to any restrictions in the Company’s financing agreements and applicable law. The 2015 Securities Repurchase Program terminated on November 20, 2016 and has not been renewed.
On November 20, 2014, the Company’s Board of Directors approved a securities repurchase program (the “2014 Securities Repurchase Program”). Under the 2014 Securities Repurchase Program, which commenced on November 21, 2014, the Company could make purchases of up to $2,000 million of its convertible notes, senior notes, common shares and/or other future debt or shares, subject to any restrictions in the Company’s financing agreements and applicable law. The 2014 Securities Repurchase Program terminated on November 20, 2015.
Repurchases of Shares and Senior Notes
No common shares were repurchased under the 2015 Securities Repurchase Program.
During 2015, under the 2014 Securities Repurchase Program, the Company repurchased 424,215 of its common shares for an aggregate purchase price of $72 million. The excess of the purchase price over the carrying value of the common shares repurchased of $60 million was charged to the accumulated deficit. These common shares were subsequently cancelled.
During 2017, 2016 and 2015, the Company did not make any purchases of its senior notes under the securities repurchase programs.
Issuances of Common Shares
On June 10, 2015, the Company issued 213,610 common shares, representing a portion of the consideration transferred in connection with the acquisition of certain assets of Dendreon Corporation. The shares had an aggregate value of approximately $50 million as of the date of issuance. See Note 3, "ACQUISITIONS" for additional information regarding the acquisition of certain assets of Dendreon Corporation.
On March 27, 2015, the Company completed, pursuant to an Underwriting Agreement dated March 17, 2015 with Deutsche Bank Securities Inc. on behalf of several underwriters, a registered offering in the United States of 7,286,432 of its common shares, no par value, at a price of $199.00 per common share, for aggregate gross proceeds of approximately $1,450 million. In connection with the issuance of these new common shares, the Company incurred approximately $18 million of issuance costs, which has been reflected as reduction to the gross proceeds from the equity issuance. The proceeds of this offering were used to fund the Salix Acquisition. The Company granted the underwriters an option to purchase additional common shares equal to up to 15% of the common shares initially issued in the offering. This option was not exercised by the underwriters.